                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Carl Algermissen
Vice President &
   Associate Counsel

June 2, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:  Oppenheimer Portfolio Series, on behalf of its series
            Conservative Investor Fund, Moderate Investor Fund,
            Aggressive Investor Fund, and Active Allocation Fund
            Post-Effective Amendment No. 1 under the Securities Act
            and Amendment No. 3 under the Investment Company Act
            File Nos. 333-121449; 811-21686
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent that, with respect to the Prospectus  dated May 31, 2006 of Oppenheimer  Portfolio
Series, no changes were made to the Prospectus  contained in Post-Effective  Amendment No. 1 to the  Registrant's  Registration  Statement on Form N-1A,  which was filed  electronically with the Securities and Exchange Commission on May 30, 2006.

                                    Sincerely,

                                    /s/ Carl Algermissen
                                    ---------------------------------------
                                    Carl Algermissen
                                    303.768.2486
                                    calgermissen@oppenheimerfunds.com

cc:  Ron Feiman, Mayer, Brown, Rowe & Maw LLP
     Gloria LaFond
     Nancy S. Vann